Offerings - Offering: 1	Oct. 28, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	4.95
Maximum Aggregate Offering Price	$ 4,950,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 683.60
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock, par value $0.01 per share (the "Common Stock") of Universal Safety Products, Inc. (the "Company") that may be offered or issued pursuant the Universal Safety Products, Inc. 2025 Stock Incentive Plan (the "Plan") as a result of one or more adjustments under the Plan to prevent dilution resulting from one or more stock splits, stock dividends or similar transactions effected without the Company's receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low prices of the Common Stock, as reported on the NYSE American on October 28, 2025, which date is within five business days prior to the filing of this registration statement.